FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

March 28, 2016

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 523

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 523 to the Registrant's currently effective Registration Statement on Form N-1A (the "Amendment") related to Exceed Defined Shield Index Fund, Exceed Defined Hedge Index Fund and Exceed Defined Enhancement Index Fund (the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the staff of the Commission regarding the Funds' prospectus and statement of additional information ("SAI") filed in the Trust's Post-Effective Amendment No. 521 on January 29, 2016, (2) include the Funds' financial statements for the fiscal year ended November 11, 2015 and (3) make other non-material changes to the Funds' prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett
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